Factor Agreements (Details Textual)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2013 Abn [Member] USD ($)	Jun. 30, 2013 Abn [Member] USD ($)	Jun. 30, 2013 Abn [Member] EUR (€)	Sep. 30, 2013 Credit Cooperatif [Member] USD ($)	Sep. 30, 2013 Credit Cooperatif [Member] EUR (€)	Jun. 30, 2013 Credit Cooperatif [Member] USD ($)	Jun. 30, 2013 Credit Cooperatif [Member] EUR (€)	Sep. 30, 2013 Natixis [Member] USD ($)	Jun. 30, 2013 Natixis [Member] USD ($)
Factor Arrangements Maximum Limit					$ 1,300,000	€ 1,000,000	$ 325,000	€ 250,000	$ 325,000	€ 250,000
Factor Arrangements Percentage Of Accounts Receivable					40.00%	40.00%
Factor Fee Percentage					0.26%	0.26%
Factor Interest Rate Spread					1.20%	1.20%					1.60%
Factor Interest Rate Percentage Year End	0.45%				1.74%	1.74%	5.00%	5.00%	5.00%	5.00%	1.80%
Due From Factor Current		165,971	197,039	0	165,971						162,234	0
Due To Factor Current	$ 295,596	$ 246,221	$ 256,636				$ 295,596		$ 246,221